23. Loans and Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 3,759,505	R$ 4,046,293	R$ 4,077,060
Loans and financing, percent	100.00%	100.00%
Foreign currency
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 89,270	R$ 90,505
Loans and financing, percent	2.37%	2.24%
Foreign currency | U.S. Dollar
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 89,270	R$ 90,505
Loans and financing, percent	2.37%	2.24%
Local currency
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 3,670,235	R$ 3,955,788
Loans and financing, percent	97.63%	97.76%
Local currency | CDI
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 1,695,042	R$ 2,057,320
Loans and financing, percent	45.09%	50.84%
Local currency | TJLP
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 1,629,198	R$ 1,743,974
Loans and financing, percent	43.34%	43.10%
Local currency | TR
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 22,866	R$ 28,778
Loans and financing, percent	0.61%	0.71%
Local currency | Without indexer
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 323,129	R$ 125,716
Loans and financing, percent	8.59%	3.11%